Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 1,076	$ 609
Prepaid insurance	2,338	37
Security deposits	0	259
VAT receivable	945	975
Other current assets	1	30
Total	$ 4,360	$ 1,910